Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Details) - Parent Company [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 289	$ 291
Other receivable	4,961	5,004
Total current assets	5,250	5,295
Investment in unconsolidated subsidiaries	13,599,059	12,481,495
Total Assets	13,604,309	12,486,790
Current liabilities
Other payables	178,476	180,000
Contract liability	198,528
Total current liabilities	429,243	203,003
Total liabilities	429,243	203,003
Total shareholders’ equity	13,175,066	12,283,787
Total Liabilities and Equity	13,604,309	12,486,790
Related Party
Current liabilities
Due to related parties	$ 52,239	$ 23,003